UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   April 16, 2013

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  61,651


List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASS        CUSIP           VALUE (SHARES/PSH/PINVSTMT SOLE   SHARED  NONE
EXXON MOBIL CORPORATION   COM                   30231G102       11,485 127,459 SH  SOLE                   127,459
SCH ST US TRSR ETF        COM                   808524862       3,364  66,580  SH  SOLE                   66,580
ISHARES TR BARCLAYS BONDBACOM                   464287457       3,107  36,789  SH  SOLE                   36,789
PROSHARES SHORT S&P 500   COM                   74347R503       2,623  85,500  SH  SOLE                   85,500
BRISTOL-MYERS SQUIBB CO   COM                   110122108       2,521  61,227  SH  SOLE                   61,227
COCA COLA COMPANY         COM                   191216100       2,102  51,997  SH  SOLE                   51,997
PROCTER & GAMBLE          COM                   742718109       1,699  22,056  SH  SOLE                   22,056
GENERAL ELECTRIC COMPANY  COM                   369604103       1,677  72,560  SH  SOLE                   72,560
DU PONT E I DE NEMOUR&CO  COM                   263534109       1,649  33,556  SH  SOLE                   33,556
PEPSICO INCORPORATED      COM                   713448108       1,612  20,384  SH  SOLE                   20,384
SCHW US BRD MKT ETF       COM                   808524102       1,581  41,670  SH  SOLE                   41,670
CONOCOPHILLIPS            COM                   20825C104       1,577  26,249  SH  SOLE                   26,249
VERIZON COMMUNICATIONS    COM                   92343V104       1,399  28,473  SH  SOLE                   28,473
INTEL CORP                COM                   458140100       1,335  61,181  SH  SOLE                   61,181
APPLE INC                 COM                   37833100        1,319  2,980   SH  SOLE                   2,980
JOHNSON & JOHNSON         COM                   478160104       1,315  16,134  SH  SOLE                   16,134
SCHLUMBERGER LTD       F  COM                   806857108       1,225  16,366  SH  SOLE                   16,366
MERCK & CO INC NEW        COM                   58933Y105       1,193  27,008  SH  SOLE                   27,008
YUM BRANDS INC            COM                   988498101       1,057  14,700  SH  SOLE                   14,700
MC DONALDS CORP           COM                   580135101       986    9,900   SH  SOLE                   9,900
EMERSON ELECTRIC CO       COM                   291011104       943    16,880  SH  SOLE                   16,880
FLUOR CORPORATION NEW     COM                   343412102       903    13,627  SH  SOLE                   13,627
A T & T INC NEW           COM                   00206R102       892    24,327  SH  SOLE                   24,327
STARBUCKS CORP            COM                   855244109       867    15,225  SH  SOLE                   15,225
FORD MOTOR COMPANY NEW    COM                   345370860       798    60,700  SH  SOLE                   60,700
MACYS INC                 COM                   55616P104       738    17,650  SH  SOLE                   17,650
ISHARES GOLD TRUST        COM                   464285105       719    46,383  SH  SOLE                   46,383
ALTRIA GROUP INC          COM                   02209S103       699    20,336  SH  SOLE                   20,336
FREEPORT MCMORAN COPPER   COM                   35671D857       675    20,399  SH  SOLE                   20,399
SPDR BARCLAYS ETF       HICOM                   78464A417       663    16,135  SH  SOLE                   16,135
MICROSOFT CORP            COM                   594918104       660    23,083  SH  SOLE                   23,083
SECTOR SPDR INDL SELECT SHCOM                   81369Y704       617    14,775  SH  SOLE                   14,775
KINDER MORGAN INC         COM                   49456B101       613    15,853  SH  SOLE                   15,853
KAYNE ANDERSON MLP INVT   COM                   486606106       569    16,395  SH  SOLE                   16,395
DOW CHEMICAL COMPANY      COM                   260543103       506    15,905  SH  SOLE                   15,905
ISHARES TR BARCLAYS BONDBACOM                   464288646       500    4,742   SH  SOLE                   4,742
BLKROCK CR ALLO INCOME  TRCOM                   92508100        478    34,150  SH  SOLE                   34,150
FRESH MARKET INC          COM                   35804H106       412    9,650   SH  SOLE                   9,650
THE SOUTHERN COMPANY      COM                   842587107       377    8,050   SH  SOLE                   8,050
PIEDMONT OFFICE RLTY TR CLCOM                   720190206       338    17,275  SH  SOLE                   17,275
QUANTA SERVICES INC       COM                   7.48E+106       330    11,555  SH  SOLE                   11,555
SPDR GOLD TRUST         SPCOM                   78463V107       324    2,102   SH  SOLE                   2,102
SECTOR SPDR ENGY SELECT SHCOM                   81369Y506       317    4,000   SH  SOLE                   4,000
3M COMPANY                COM                   88579Y101       294    2,770   SH  SOLE                   2,770
DISNEY WALT CO            COM                   254687106       289    5,093   SH  SOLE                   5,093
CHEVRON CORPORATION       COM                   166764100       287    2,417   SH  SOLE                   2,417
CHICAGO BRIDGE & IRON  FN COM                   167250109       278    4,478   SH  SOLE                   4,478
ENTERPRISE PRD PRTNRS LP  COM                   293792107       271    4,500   SH  SOLE                   4,500
PFIZER INCORPORATED       COM                   717081103       265    9,184   SH  SOLE                   9,184
NATIONAL OILWELL VARCO    COM                   637071101       218    3,090   SH  SOLE                   3,090
BECTON DICKINSON & CO     COM                   75887109        211    2,212   SH  SOLE                   2,212
PRUDENTIAL FINANCIAL INC  COM                   744320102       209    3,550   SH  SOLE                   3,550
E M C CORP MASS           COM                   268648102       209    8,750   SH  SOLE                   8,750
MOSAIC CO NEW             COM                   61945A107       205    3,440   SH  SOLE                   3,440
ALLEGIANCE BANCSHARES   **COM                   01748H107       N/A    58,176  SH  SOLE                   58,176
BLUESTAR HEALTH INC  XXXRECOM                   09624G101       N/A    30,000  SH  SOLE                   30,000
WEATHERFORD INTL LTD   F  COM                   H27013103       151    12,500  SH  SOLE                   12,500